Financial Assets Delivered as Guarantee	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Financial Assets Delivered as Guarantee
8.	FINANCIAL ASSETS DELIVERED AS GUARANTEE

As of December 31, 2018 and 2017 and January 1, 2017, the Bank delivered as guarantee the following financial assets:

	Carrying Amount
Description	12/31/2018	12/31/2017	01/01/2017
For transactions with the BCRA	5,719,689	5,914,284	3,858,230
For securities forward contracts	182,448	4,420,094	2,212,958
For guarantee deposits	854,083	943,313	729,108

Total	6,756,220	11,277,691	6,800,296